Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of March 31,
	2018	2019
	RMB	RMB
Value added tax ("VAT") payable	8,308,980	14,854,047
Advances from customers	3,681,020	3,575,745
Other payables	1,224,211	2,768,878
Other tax payables	663,120	1,905,704
Obligation under capital lease, current portion	—	934,946

Total	13,877,331	24,039,320